Restructuring Charges and Asset Impairments - Schedule of Restructuring Charges, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014
Restructuring and Related Activities [Abstract]
Total restructuring charges, net	$ 3,967	$ 4,766	$ 2,263